Condensed Financial Information of Registrant Prudential plc - Notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	$ 783		$ 4,019	$ 3,080
Shareholders' equity of the Group in accordance with IFRS	19,477	[1]	21,968
Accounting policy difference
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	15		7
Shareholders' equity of the Group in accordance with IFRS	33		18
Share in IFRS amount of the Group
Additional information
Profit after tax of the Group attributable to shareholders in accordance with IFRS	(11,487)		2,622	1,488
Shareholders' equity of the Group in accordance with IFRS	6,271		12,462
Prudential plc
Additional information
Dividends received by parent company from consolidated subsidiary undertakings	9,599		1,996	2,227
Profit after tax of the Group attributable to shareholders in accordance with IFRS	12,255		1,390	$ 1,592
Shareholders' equity of the Group in accordance with IFRS	$ 13,173		$ 9,488

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1